Annual Total Returns[BarChart] - Brandes Separately Managed Account Reserve Trust - Trust	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.75%	14.88%	4.57%	5.59%	(3.69%)	12.24%	4.77%	(1.08%)	7.72%	6.87%